Subsequent events (Details) € in Millions			12 Months Ended
	Feb. 15, 2021 EUR (€)	Jan. 01, 2021 segment	Dec. 31, 2020 EUR (€) segment
Subsequent events
Number of reportable segments | segment			3
Emerging markets credit-impaired customer
Subsequent events
Allowance for expected credit losses			€ 58
Adjustment in net sales, cost of sales and other operating expenses for no longer probable consideration due from customer			€ 34
1.00% Senior Notes
Subsequent events
Interest rate (as percentage)			1.00%
Repayments of bonds, notes and debentures			€ 150
Organizational changes
Subsequent events
Number of reportable segments | segment		4
Borrowing related activity | 1.00% Senior Notes
Subsequent events
Interest rate (as percentage)	1.00%
Repayments of bonds, notes and debentures	€ 350